BASIS OF PRESENTATION AND SIGNIFICANT EVENTS (Details) (USD $)	12 Months Ended				12 Months Ended			1 Months Ended		1 Months Ended							12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jan. 14, 2011	Dec. 31, 2011 Minimum country	Dec. 31, 2011 Maximum	Dec. 31, 2009 Preferred Stock	Jan. 31, 2011 Warrants issued in connection with the recapitalization Y	Jan. 19, 2011 Warrants issued in connection with the recapitalization	May 31, 2011 Common Stock	May 27, 2011 Common Stock	Dec. 31, 2011 Series C	Dec. 31, 2011 Series C Preferred Stock	Dec. 31, 2011 Series E	Dec. 31, 2011 Series E Preferred Stock	Dec. 31, 2011 Series F Preferred Stock	Dec. 31, 2011 Series G Preferred Stock	Oct. 31, 2010 AIA Group	Dec. 31, 2010 AIA Group	Jan. 31, 2011 Department of the Treasury	Jan. 14, 2011 Department of the Treasury	Dec. 31, 2011 Department of the Treasury Registration Rights Agreement occurrence	Dec. 31, 2011 Department of the Treasury Series G
Recapitalization
Number of Countries in which the entity operates					130
Percentage ownership of voting rights of a variable interest entities					20.00%	50.00%
Recapitalization
Accelerated amortization of prepaid commitment fee asset due to the expected permanent reduction of the FRBNY Facility	$ 3,300,000,000			$ 3,283,000,000
Number of ordinary shares issued through initial public offering																		8,080,000,000
Ownership percentage held																		33.00%		92.00%
Ownership percentage sold																			67.00%
Proceeds from drawdown on the Department of the Treasury Commitment	20,292,000,000	2,199,000,000	5,344,000,000
Preferred stock, par value (in dollars per share)	$ 5.00												$ 5.00		$ 5.00	$ 5.00	$ 5.00
Amount designated to be available from drawdown on the Department of Treasury's commitment																							2,000,000,000
Common stock, par value (in dollars per share)	$ 2.50	$ 2.50																			$ 2.50
Liquidation preference (in dollars per share)																							$ 0
Exchange of preferred stock for common stock in connection with recapitalization (in shares)												562,868,096		924,546,133									167,623,733
Maximum times that a registered market offering can be demanded in any 12 month period																						2
Approval of terms, ownership threshold (as a percent)																						33.00%
Registration limit, liquidity considerations																						2,000,000,000
Liquidity threshold for determining the amount that can be raised in a registered primary offering by the entity																						8,000,000,000
Issue of Warrants
Term of warrants (in years)								10
Number of securities issued under warrants (in shares)									74,997,778
Exercise price of warrants (in dollars per share)									$ 45.00
Number of securities withheld for tax purposes (in shares)									67,650
Common Stock Offering
Issuances (in shares)	100,799,653									100,000,000							20,000						20,000
Proceeds from issuance of common stock							23,000,000,000			2,887,000,000
Aggregate net proceeds from issuance of common stock	5,055,000,000
Common stock sold by the Department of the Treasury (in shares)										200,000,000
Net proceeds from offering to fund Consolidated 2004 Securities Litigation settlement											$ 550,000,000
Interest ownership by the Department of the Treasury before stock offering and sale (as a percent)										92.00%
Interest ownership by the Department of the Treasury after stock offering and sale (as a percent)	77.00%
Interest ownership by the Department of the Treasury (as a percent)										77.00%